Intangible Assets and Liabilities - Summary of Intangible Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Assets:
Gross	$ 403,286	$ 426,251
Accumulated amortization	(210,279)	(213,801)
Total	$ 193,007	$ 212,450
Weighted Average Remaining Amortization in Years	9 years 3 months 18 days	9 years 3 months 18 days
Liabilities:
Accumulated amortization	$ (25,024)	$ (23,742)
Total	$ 28,671	$ 31,331
Weighted Average Remaining Amortization in Years	14 years 7 months 6 days	14 years 3 months 18 days
Below market leases
Liabilities:
Gross	$ 53,695	$ 55,073
Weighted Average Remaining Amortization in Years	14 years 7 months 6 days	14 years 3 months 18 days
In place leases
Assets:
Gross	$ 334,807	$ 349,863
Weighted Average Remaining Amortization in Years	9 years 3 months 18 days	9 years 3 months 18 days
Tenant relationships
Assets:
Gross	$ 47,931	$ 54,851
Weighted Average Remaining Amortization in Years	10 years 10 months 24 days	10 years 9 months 18 days
Above market leases
Assets:
Gross	$ 20,548	$ 21,537
Weighted Average Remaining Amortization in Years	6 years 9 months 18 days	6 years 10 months 24 days